Land Use Rights, Net - Schedule of Land Use Rights, Net (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Gross carrying amount	¥ 1,032,000	¥ 1,032,000
Accumulated amortization	(134,733)	(100,333)
Net carrying amount	¥ 897,267	¥ 931,667